SCHEDULE OF MEASUREMENT OF FAIR VALUE SHARE OPTIONS GRANTED (Details) - 6 months ended Jun. 30, 2026 - Equity settled share option scheme [member]	shares $ / shares	shares $ / shares
IfrsStatementLineItems [Line Items]
Underlying stock price | $ / shares		$ 0.235
Exercise price | (per share)	$ 0.594	$ 4.661
Expected volatility	2.86%	2.86%
Expected life | shares	10	10
Risk-free rate	1.20%	1.20%
Expected dividend yield